SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 7,365	$ 7,100	$ 6,593
Non-current assets	105,430	96,569
United States
Disclosure of geographical areas [line items]
Revenue	4,740	4,911	4,743
Non-current assets	76,145	64,695
Canada
Disclosure of geographical areas [line items]
Revenue	491	421	424
Non-current assets	5,120	5,446
Australia
Disclosure of geographical areas [line items]
Revenue	360	322	182
Non-current assets	2,338	4,081
Europe
Disclosure of geographical areas [line items]
Revenue	1,151	887	592
Non-current assets	11,949	16,956
Brazil
Disclosure of geographical areas [line items]
Revenue	102	71	82
Non-current assets	1,411	656
China
Disclosure of geographical areas [line items]
Revenue	5	3	94
Non-current assets	389	294
India
Disclosure of geographical areas [line items]
Revenue	288	274	287
Non-current assets	4,014	4,191
South Korea
Disclosure of geographical areas [line items]
Revenue	228	211	189
Non-current assets	3,745	0
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 319	$ 250